Condensed Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 2,053,288	$ 208,621	$ 186,554	$ 1,755,131
Administration fee – related party	60,000	60,000	40,000	240,000
Total expenses	2,113,288	268,621	226,554	1,995,131
Other Income
Realized and unrealized gains on investments held in the Trust Account	2,204,244	105,741	11,336	2,978,570
Other investment income	9	0
Total other income	2,204,253	105,741	11,336	2,978,570
Net income	$ 90,965	$ (162,880)	$ (215,218)	$ 983,439
Common Class A [Member]
Other Income
Weighted average shares outstanding, Basic	20,010,000	20,010,000	2,930,335	20,010,000
Weighted average shares outstanding, Diluted	20,010,000	20,010,000	2,930,335	20,010,000
Basic net income (loss) per share	$ 0	$ (0.01)	$ (0.03)	$ 0.04
Diluted net income (loss) per share	$ 0	$ (0.01)	$ (0.03)	$ 0.04
Common Class B [Member]
Other Income
Weighted average shares outstanding, Basic	5,002,500	5,002,500	5,002,500	5,002,500
Weighted average shares outstanding, Diluted	5,002,500	5,002,500	5,002,500	5,002,500
Basic net income (loss) per share	$ 0	$ (0.01)	$ (0.03)	$ 0.04
Diluted net income (loss) per share	$ 0	$ (0.01)	$ (0.03)	$ 0.04